ORGANIZATION AND BUSINESS DESCRIPTION (Policies)	9 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
Reverse recapitalization

Reverse recapitalization

On January 24, 2025, Gamehaus consummated the business combination with Golden Star and Gamehaus Inc., following the approval at an extraordinary general meeting of Golden Star’s shareholders on January 20, 2025. As a result of the business combination, (i) Gamehaus Inc. became a direct, wholly owned subsidiary of Gamehaus, and (ii) Golden Star became a direct, wholly owned subsidiary of Gamehaus, with the outstanding securities of Gamehaus Inc. and Golden Star being converted into the right to receive securities of Gamehaus.

Gamehaus Inc. was determined to be the accounting acquirer, as it effectively controlled the combined entity following the transaction. The transaction did not qualify as a business combination under ASC 805, because Golden Star did not meet the definition of a business. The transaction was accounted for as a reverse recapitalization, which is treated as the issuance of shares by Gamehaus for the net monetary assets of Golden Star, accompanied by a recapitalization. Gamehaus Inc. was determined as the accounting acquirer and the historical financial statements of Gamehaus Inc. became the Company’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization. All of the ordinary shares and preferred shares of Gamehaus Inc. that had been issued and outstanding immediately prior to the business combination were cancelled and converted into an aggregate of 34,401,887 Class A ordinary shares and 15,598,113 Class B ordinary shares of Gamehaus, which has been restated retrospectively to reflect the equity structure of the Company. Net income per share is retrospectively restated using the historical weighted-average number of ordinary shares outstanding multiplied by the exchange ratio.

The par value of ordinary shares remained $0.0001, the difference of $10,015 was adjusted retrospectively as in addition paid-in capital as of June 30, 2024. The unaudited condensed consolidated statements of changes in shareholders’ equity for the nine months ended March 31, 2025 and 2024 were also adjusted retrospectively to reflect these changes. The weighted average number of ordinary shares outstanding used in computing net income per ordinary share - basic and diluted was adjusted retrospectively from 150,146,187 to 50,000,000 for the nine months ended March 31, 2025.

The net income per share before and after the retrospective adjustments are as follows.

	For the Nine Months Ended March 31, 2024
	Before adjustment	After adjustment
Net income attributable to Gamehaus Holdings Inc.’s shareholders per share
—Basic and diluted	$0.04	$0.11

Basis of presentation

Basis of presentation

The accompanying unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the U.S. (“U.S. GAAP”) for interim financial information, and with the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”). Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. Unaudited interim results are not necessarily indicative of the results for the full fiscal year. The accompanying unaudited condensed financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes of Gamehaus Inc. for the fiscal year ended June 30, 2024 and 2023, included in the Company’s registration statement on Form F-4 (File No. 333-278499), which was initially filed with the SEC on April 4, 2024, as amended, and declared effective by the SEC on December 20, 2024.

The unaudited condensed consolidated financial statements include the financial statements of Gamehaus and its subsidiaries, which include the Hong Kong-registered entities and PRC-registered entities directly owned by the Company. All intercompany transactions and balances among Gamehaus and its subsidiaries have been eliminated upon consolidation.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

Non-controlling interests

Non-controlling interests

Non-controlling interests are recognized to reflect the portion of the equity that is not attributable, directly, or indirectly, to the Company. Non-controlling interests are presented as a separate component of equity in the unaudited condensed consolidated balance sheets and statements of operations and other comprehensive income (loss) are attributed to controlling and non-controlling interests. Non-controlling interests primarily relate to the 30% equity interest in Fanfengjian CQ and Fanfengjian SH as of March 31, 2025 and June 30, 2024.

Uses of estimates

Uses of estimates

The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenue and expenses during each reporting period. Actual results could differ from those estimates. Significant accounting estimates reflected in the Company’s unaudited condensed consolidated financial statements include: revenue recognition, the allowance for credit losses, estimated useful lives of fixed assets, intangible assets and right-of-use assets, the valuation of intangible assets, and accruals for income tax uncertainties.

Revenue recognition

Revenue recognition

The Company’s revenue is primarily generated from the sale of virtual currency associated with online games and advertisements within the Company’s games.

The Company recognizes revenue pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenue from contracts with customers is recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. To achieve the core principle of this standard, the Company applied the following five steps:

1.	Identification of the contract, or contracts, with the customer;

2.	Identification of the performance obligations in the contract;

3.	Determination of the transaction price;

4.	Allocation of the transaction price to the performance obligations in the contract; and

5.	Recognition of the revenue when, or as, a performance obligation is satisfied.

Revenue from In-app Purchases

The Company primarily derives revenue from the sale of virtual currency associated with online games. The Company distributes its games to game players/users through various web and mobile platforms such as Apple App Store, Google Play, and other mobile platforms. Through these platforms, users can download the Company’s free-to-play games and can purchase virtual currency.

The initial download of the games does not create a contract under ASC 606; however, the separate election by the player to make an in-app purchase satisfies the ASC 606 requirement for creating a contract. Players can pay for their virtual item purchases through various widely accepted payment methods mode offered in the games. Payments from players for virtual currency are required at the time of purchase, which are non-refundable and relate to non-cancellable contracts that specify the Company’s obligations and cannot be redeemed for cash or exchanged for anything other than virtual currency within the Company’s games. The purchase price is a fixed amount that reflects the consideration that the Company expects to be entitled to receive in exchange for the use of virtual currency by its customers. The platform providers collect proceeds from the game players and remit the proceeds to the Company after deducting their respective platform fees.

The Company is primarily responsible for providing the virtual currency, has control over the content and functionality of games, and has the discretion to establish the virtual currency’ prices. Therefore, the Company is the principal and, accordingly, revenue is recorded on a gross basis. Payment processing fees paid to platform providers are recorded within the cost of revenue. The Company’s performance obligation is to ensure the availability and functionality of the gameplay environment, transfer the virtual currencies to customers, host the gameplay to gameplayers upon the consumption of the virtual currencies.

Substantially all of the Company’s games sell only consumable virtual currency instead of durable virtual currency. Consumable virtual currencies represent items that can be consumed by a specific player action without any timeframe restriction and do not provide the player with any continuing additional or enhanced benefit following consumption. Proceeds from these sales of virtual currencies are initially recorded in contract liabilities. Proceeds from the sales of virtual currencies are recognized as revenue when a player consumes the virtual currency in the game at that point of time. When virtual currency is consumed within the games, the player could “win” and would be awarded additional virtual currency. As the player does not receive any additional benefit from the Company’s games, nor is the player entitled to any additional rights once the player’s virtual currency is substantially consumed, the Company has concluded that the virtual currency represents consumable goods. For the sale of consumable virtual currency, the Company considers the control transferred, performance obligation is satisfied and recognizes revenue at the point upon consumption of virtual currencies for gameplay.

Since the Company is unable to distinguish between the consumption of purchased or free virtual currency, the Company must estimate the amount of outstanding purchased virtual currency at each reporting date based on player behavior. This review, performed on a game-by-game basis, includes an analysis of game players’ historical play behavior, purchase behavior, and the amount of virtual currency outstanding. Based upon this analysis, the Company has estimated the rate at which virtual currency is consumed during gameplay. Accordingly, revenue is recognized using a user-based revenue model using these estimated consumption rates. The Company monitors its analysis of customer play behavior on a historical basis.

Deferred revenue, which represents a contract liability, represents mostly unrecognized fees collected for virtual currency that are not consumed at the balance sheets date, or for players that are still active in the games.

Sales and other taxes collected from customers on behalf of governmental authorities are accounted for on a net basis and are not included in revenue or operating expenses.

Revenue from Advertisements

The Company also has relationships with certain advertising service providers for advertisements within its games and revenue from these advertising providers is generated through impressions, click-throughs, and banner ads. The Company has determined that displaying the advertisements within the mobile games is identified as a single performance obligation. The transaction price in advertising arrangements is established by the Company’s advertising service providers and is generally the product of the number of advertising units delivered (such as impressions and offers completed) and the contractually agreed-upon price per unit. Revenue from advertisements is recognized at a point-in-time when the advertisements are displayed in the game or the offer has been completed by the user as the customer simultaneously receives and consumes the benefits provided from these services. The Company has determined that it is generally acting as an agent in its advertising arrangements, because the advertising service providers (i) maintain the relationship with the customers, (ii) control the pricing of the advertising such that the Company does not know the total price paid by the customer to the service providers, and (iii) control the advertising product through the time the advertisements are displayed in the Company’s games. Therefore, the Company recognizes revenue related to these arrangements on a net basis.

Disaggregation of Revenue

Substantially all of the Company’s games sell only consumable virtual currency and the Company recognized the revenue from sale of in-app purchase at the point of virtual currency consumed upon the game player’s action. The revenue from advertisements was recognized at the point the advertising unit delivered.

Contract Liabilities and Other Disclosures

Contract Liabilities and Other Disclosures

The Company receives customer payments based on the payment terms established in the Company’s contracts. Payment for the purchase of virtual currency, such as coins, chips, and cards, is made at purchase, and such payments are non-refundable in accordance with the Company’s standard terms of service. Such payments are initially recorded as a contract liability, and revenue is subsequently recognized as the Company satisfies its performance obligations.

The following table summarizes the Company’s opening and closing balances in contract liabilities and accounts receivable:

	Accounts Receivable	Contract Liabilities
Balance as of June 30, 2024	11,024,450	2,830,068
Balance as of March 31, 2025	11,346,858	3,342,088

Substantially all of the Company’s unsatisfied performance obligations relate to contracts with an original expected length of one year or less.

Cost of Revenue

Cost of Revenue

Amounts recorded as cost of revenue relate to direct expenses incurred in order to generate in-app purchase revenue. Such costs are recorded as incurred, and primarily consist of fees withheld by the Company’s platform providers from the player proceeds received by the platform providers on the Company’s behalf, amortization of licensing and royalty fees, profit sharing arrangement paid to the game developers, customized design fees, and third-party service fees paid that are directly related to game publishing.

Advertising Costs

Advertising Costs

The cost of advertising is expensed as incurred, and totaled $34.9 million and $43.5 million for the nine months ended March 31, 2025 and 2024, respectively. Advertising costs primarily consist of marketing and player acquisition and retention costs and are included in sales and marketing expenses.

Software Development Costs

Software Development Costs

The Company adopted ASC 985-20-25 on July 1, 2021. The Company reviews internal use software development costs associated with infrastructure and new games or significant updates to existing games to determine if the costs qualify for capitalizing. The development costs incurred during the application development stage are capitalized. Capitalization of such costs begins when the preliminary project stage is completed and ceases at the point in which the project is substantially complete and is ready for its intended purpose. The capitalization of development costs is recognized if, and only if, all of the following conditions are met: (i) technical feasibility to complete the games or internal use software so they will be available for use or sale; (ii) the intention to complete the games or internal use software and use them or sell them; (iii) ability to use or sell the games or internal use software, (iv) how the games or internal use software will generate probable future economic benefits; (v) the availability of proper technical, financial, and other resources to complete the development of the games or internal use software and to use them or sell them, and (vi) the ability to measure reliably the expenditure attributable to the games or internal use software during the development. With respect to new games or updates to existing games, the preliminary project stage remains ongoing until just prior to worldwide launch. The development costs of new games or updates to existing games are expensed as incurred to research and development in the unaudited condensed consolidated statements of comprehensive income.

As of March 31, 2025 and June 30, 2024, the Company capitalized $3,075,690 and $3,071,227 of development costs, respectively.

The Company reviewed the development costs associated with the new games and determined that the preliminary project stage had been completed during the nine months ended March 31, 2025 and 2024. Consequently, development costs of approximately nil and $0.3 million were capitalized during the nine months ended March 31, 2025 and 2024, respectively. The estimated useful life of costs capitalized is generally two to seven years. During the nine months ended March 31, 2025 and 2024, the amortization of capitalized software costs totaled $166,514 and $26,130, respectively.

Government Grants

Government Grants

Government grants are recognized when there is reasonable assurance that the Company will comply with the conditions attached to them and the grants will be received. Government grants for the purpose of giving immediate financial support to the Company with no future related costs or obligation are recognized in “other income” in the Company’s unaudited condensed consolidated statements of comprehensive income when such grants are received.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand, cash in banks, as well as highly liquid investments, which have original maturities of three months or less. The Company has not experienced any losses in bank accounts and believes it is not exposed to any risks on its cash in bank accounts.

Restricted Cash

Restricted Cash

As of March 31, 2025 and June 30, 2024, the Company had restricted cash of $4,815 and $3,605, respectively, which were primarily security deposits in third-party platforms, such as Alipay and PayPal. In November 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-year and end-of-year total amounts presented in the statement of cash flows.

Financial Instruments and Current Expected Credit Losses

Financial Instruments and Current Expected Credit Losses

Effective July 1, 2021, the Company adopted ASU 2016-13, “Financial Instruments — Credit Losses (Topic 326) — Measurement of Credit Losses on Financial Instruments,” using the modified retrospective approach for accounts receivable, loan to a related party and other current assets. The Company assessed that the impact of the adoption of ASU 2016-13 was nil as of July 1, 2021. This guidance replaced the “incurred loss” impairment methodology with an approach based on “expected losses” to estimate credit losses on certain types of financial instruments and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance requires financial assets to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the cost of the financial asset to present the net carrying value at the amount expected to be collected on the financial asset.

The Company uses the length of time a balance has been outstanding, the payment history, creditworthiness and financial conditions of the customers and industry trend as credit quality indicators to monitor the Company’s receivables within the scope of expected credit losses model and use these as a basis to develop the Company’s expected loss estimates. If there is strong evidence indicating that the accounts receivable are likely to be unrecoverable, the Company also makes specific allowance in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted. Historically, the credit losses for specific assessed accounts receivable were nil and nil as of March 31, 2025 and June 30, 2024, respectively. There are no credit losses for the remaining accounts receivable, loan to a related party and other current assets.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company follows the provisions of FASB ASC Section 820, “Fair Value Measurements and Disclosures” (“ASC 820”). ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1 — Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2 — Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3 — Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the balance sheet for cash and cash equivalents, restricted cash, accounts receivable, prepayments and advances to suppliers, accounts payable, deferred revenue and accrued expenses, and other current liabilities approximate their fair value based on the short-term maturity of these instruments. The Company believes that the carrying amount of the short-term loans approximate fair value based on the terms of the borrowings and current market rates as the rates of the borrowings are reflective of the current market rate.

Transfers into or out of the fair value hierarchy classifications are made if the significant inputs used in the financial models measuring the fair value of the assets and liabilities become unobservable or observable in the current marketplace. These transfers are considered to be effective as of the beginning of the period in which they occur. The Company did not transfer any assets or liabilities in or out of Level 2 and Level 3 during the nine months ended March 31, 2025 and 2024.

Accounts receivable

Accounts receivable

Accounts receivable are stated at the historical carrying amount net of an allowance for credit losses. An allowance for credit losses is established based on management’s assessment of the recoverability of accounts and other receivables. Judgment is required in assessing the realizability of these receivables, including the current credit worthiness of each customer and the related aging analysis. An allowance is provided for credit losses when management has determined that the likelihood of collection is doubtful. The carrying value of such receivables, net of expected credit loss and allowance for credit losses, represents its estimated realized value.

Advances to suppliers

Advances to suppliers

The Company advances funds to certain game developers and certain suppliers for purchases of services. These advances are interest free, unsecured, and short term in nature and are reviewed periodically to determine whether their carrying value has become impaired. For the nine months ended March 31, 2025 and 2024, the Company did not record any allowance for credit loss on advanced to suppliers.

Equity Investments

Equity Investments

FASB ASU 2016-01 (“ASU 2016-01”), Recognition and Measurement of Financial Assets and Financial Liabilities amends certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The main provisions require equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value through earnings unless they qualify for a measurement alternative.

Equity investments without readily determinable fair values

The Company elected to record its equity investments without readily determinable fair values and not accounted for under the equity method at cost, less impairment, adjusted for subsequent observable price changes on a nonrecurring basis, and report changes in the carrying value of the equity investment in current earnings. Changes in the carrying value of the equity investments are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. Reasonable efforts are required to be made to identify price changes that are known or that can reasonably be known.

Equity investments with readily determinable fair values

Equity investments with readily determinable fair values are measured and recorded at fair value using the market approach based on the quoted prices in active markets at the reporting date.

Equity investments accounted for using the equity method

The Company accounts for its equity investments over which it has significant influence (usually 20% to 49.9%) but does not own a majority equity interest or otherwise control, using the equity method. The Company adjusts the carrying amount of the investment and recognizes investment income or loss for its share of the earnings or loss of the investee after the date of investment. The Company assesses its equity investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the entity, including current earnings trends and undiscounted cash flows, and other entity-specific information. The fair value determination, particularly for investments in a privately held entity, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investment and the determination of whether any identified impairment is other-than-temporary.

The Company’s equity investments without readily determinable fair values, which do not qualify for NAV practical expedient and over which the Company does not have the ability to exercise significant influence through the investments in common stock or in substance common stock, are accounted for under the measurement alternative (the “Measurement Alternative”) in accordance with ASU 2016-01, Financial Instruments—Overall (Subtopic 825-10)—Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”). Under the Measurement Alternative, the carrying value is measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. All gains and losses on these investments, realized and unrealized, are recognized in others, net in the consolidated statements of operations and comprehensive income. The Company makes an assessment of whether an investment is impaired based on the performance and financial position of the investee as well as other evidence of market value at each reporting date. Such assessment includes, but is not limited to, reviewing the investee’s cash position, recent financing, as well as its financial and business performance. The Company recognizes an impairment loss equal to the difference between the carrying value and fair value in others, net in the consolidated statements of operations and comprehensive income if there is any. When the investments become qualified for use of the equity method, the Company remeasures the previously held interest in the investments at fair value, if any observable price changes in orderly transactions identified for an identical or a similar investment, immediately before it applies the equity method, in accordance with ASU 2020-01, Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323).

Plant and equipment, net

Plant and equipment, net

Plant and equipment are recorded at cost. Depreciation is provided in amounts sufficient to recognize the cost of the related assets over their useful lives using the straight-line method, as follows:

Category	Estimated useful lives	Residual value
Electronic equipment	3 years	5%
Transportation equipment	5 years	5%

The Company charges maintenance, repairs, and minor renewals directly to expenses as incurred; major additions and betterments are capitalized.

Intangible assets, net

Intangible assets, net

Intangible assets acquired are recorded at cost less accumulated amortization. Amortization is provided in amounts sufficient to recognize the cost of the related assets over their useful lives using the straight-line method, as follows:

Useful life
Developed games	2-7 years
Royalties	5-8 years
Copyright	8-10 years

The estimated useful lives of amortizable intangible assets are reassessed if circumstances occur that indicate the original estimated useful lives have changed.

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as significant adverse changes to market conditions that will impact the future use of the assets) indicate that the carrying amount may not be fully recoverable or that the remaining useful life is shorter than the Company had originally estimated. When these events occur, the Company evaluates the impairment by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Company recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment charge was recognized for the nine months ended March 31, 2025 and 2024.

Deferred offering costs

Deferred offering costs

The Company complies with the requirements of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A – “Expenses of Offering.” Offering costs consist principally of professional and registration fees incurred through the balance sheet date that are related to the Public Offering and that were charged to shareholders’ equity upon the completion of the Public Offering. Should the Public Offering prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations. As of March 31, 2025 and June 30, 2024, the Company capitalized nil and $1,571,328 of deferred offering costs, respectively.

Accounts payable	Accounts payable Accounts payable are primarily payables to game developers for the profit sharing, specialized development expenses, and promotional service to channels.
Related Parties

Related Parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other parties or exercise significant influence over the other parties in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, stockholder, or a related corporation.

Leases

Leases

From July 1, 2021, the Company adopted Accounting Standards Update (“ASU”) 2016-02, Lease (FASB ASC Topic 842). The adoption of Topic 842 resulted in the presentation of operating lease right-of-use assets and operating lease liabilities on the consolidated balance sheet. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Company elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

At the inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for a consideration. To assess whether a contract is or contains a lease, the Company assesses whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

Income taxes

Income taxes

The Company accounts for income tax under FASB ASC Section 740 which utilizes the asset and liability method, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of the differences between financial statement carrying amounts of assets and liabilities versus the tax basis of assets and liabilities. Deferred tax assets are also provided for carryforward losses which can be used to offset future taxable income. Deferred income taxes will be recognized if significant temporary differences between tax and financial statements occur. A valuation allowance is established against net deferred tax assets when it is more likely than not that some portion or all of the net deferred tax asset will not be realized. The Company provided negative $2,435,512 and $2,353,678 of valuation allowance on the net deferred tax assets as of March 31, 2025 and June 30, 2024, respectively.

The Company continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law, and new authoritative rulings. An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that has a greater than 50% likelihood of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest related to underpayment of income taxes for uncertain tax positions are classified as income tax expenses in the period incurred. No penalties or interest relating to uncertain tax positions were incurred during for the nine months ended March 31, 2025 and 2024. As of March 31, 2025, the tax years ended December 31, 2022 through December 31, 2024 for the Company’s PRC subsidiaries remained open for statutory examination by PRC tax authorities.

Under the Provisional Regulations of the PRC Concerning Income Tax on Enterprises promulgated by the PRC, income tax is payable by enterprises at a rate of 25% of their taxable income determined under PRC accounting rules. The Company believes that it has provided the best estimates of its accrued tax liabilities because those accruals are based on the prevailing tax rates stipulated under the laws.

Under the provisions of profits tax enacted in Hong Kong, profits tax is payable by enterprises at a rate of half the current rate (i.e., 8.25%) for the first HK$2 million of profits earned while the remaining profits will continue to be taxed at the existing 16.5% if revenue is generated in Hong Kong.

Under the provisions of profits tax enacted in Singapore, tax on the taxable income as reported in its statutory financial statements is adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.

Value added tax (“VAT”)

Value added tax (“VAT”)

The Company’s PRC subsidiaries are subject to VAT, but the Company’s PRC subsidiaries primarily only provide services to overseas entities, which is exempt from VAT. Revenue represents the invoiced value of goods and services, net of VAT. VAT is based on the gross sales price and VAT rates range from 6% to 13%, depending on the type of goods or services provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. The net VAT balance between input VAT and output VAT is recorded in taxes payable. All of the VAT returns filed by the Company’s subsidiaries in China remain subject to examination by the tax authorities for five years from the date of filing. Under the provisions of tax enacted in Hong Kong, no VAT is levied.

Foreign currency translation

Foreign currency translation

The Company has operations in mainland China, Hong Kong, Singapore and other jurisdictions generally use their respective local currencies as their functional currencies. The Company’s unaudited condensed consolidated financial statements have been translated into the reporting currency of the U.S. dollar. Assets and liabilities of the Company are translated at the exchange rate at each reporting period end date. Equity is translated at the historical exchange rates when the transaction occurred. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported in other comprehensive income (loss). Gains and losses resulting from other foreign currency transactions are reflected in the results of operations.

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation. The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements in this report:

	March 31, 2025	June 30, 2024
Balance sheet items, except for equity accounts	$1=RMB7.2567	$1=RMB7.2672

	For the Nine Months Ended March 31
	2025	2024
Items in the statements of income and cash flows	$1=RMB7.2070	$1=RMB7.2193

Comprehensive income

Comprehensive income

Comprehensive income consists of two components, net income and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains, and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive income (loss) consists of foreign currency translation adjustments resulting from the Company not using the U.S. dollar as its functional currency.

Credit risk and concentrations of customers and suppliers

Credit risk and concentrations of customers and suppliers

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and accounts receivable. As of March 31, 2025 and June 30, 2024, $15,708,555 and $18,820,140 of the Company’s cash and cash equivalents and restricted cash, respectively, were on deposit at financial institutions in the PRC, Hong Kong and Singapore, which management believes are of high credit quality. On May 1, 2015, China’s new Deposit Insurance Regulation came into effect, pursuant to which banking financial institutions, such as commercial banks, established in China are required to purchase deposit insurance for deposits for each account in each bank in RMB and in foreign currency placed with them for up RMB500,000 ($72,000). Such Deposit Insurance Regulations would not be effective in providing complete protection for the Company’s accounts, as its aggregate deposits are much higher than the coverage limit. However, the Company believes that the risk of failure of any of these Chinese banks is remote. Bank failure is uncommon in China and the Company believes that the Chinese banks that hold the Company’s cash and cash equivalents, restricted cash, and short-term investments are financially sound based on publicly available information. In Hong Kong, the Deposit Protection Scheme (the “DPS”) is established under the Deposit Protection Scheme Ordinance. In case a member bank of DPS (a Scheme member) fails, the DPS will pay compensation up to a maximum of HK$500,000 (approximately $64,000) to each depositor of the failed Scheme member. Singapore Deposit Insurance Corporation Limited (SDIC) administers the Deposit Insurance (DI) Scheme and Policy Owners’ Protection (PPF) Scheme in Singapore. A depositor has up to S$75,000 insured by Singapore Deposit Insurance Corporation (“SDIC”).

Accounts receivable are typically unsecured and derived from revenue earned from customers, and are thereby exposed to credit risk. The risk is mitigated by the Company’s assessment of its customers’ creditworthiness and its ongoing monitoring of outstanding balances.

Apple and Google are significant distribution, marketing, promotion, and payment platforms for the Company’s games. A significant portion of the Company’s revenue has been generated from players who access the Company’s games through these platforms. Therefore, the Company’s accounts receivable are derived mainly from sales through these two platforms. As of March 31, 2025, Apple and Google accounted for approximately 58.9% and 26.3% of the Company’s total account receivable balance. As of June 30, 2024, Apple and Google accounted for approximately 62.5% and 21.5% of the Company’s total account receivable balance.

Accounts receivable are recorded at their transaction amounts and do not bear interest. The Company bases its allowance for credit losses on management’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable based on historical collection experience and current and expected future economic and market conditions.

As of March 31, 2025, two suppliers accounted for 20.5% and 15.1% of the Company’s total accounts payable balance. As of June 30, 2024, three suppliers accounted for 11.7%, 10.7% and 10.2% of the Company’s total accounts payable balance.

Earnings per share

Earnings per share

Basic earnings per share are computed by dividing net income attributable to ordinary shareholders, taking into consideration the deemed dividends to preferred shareholders (if any), by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Shares issuable for little to no consideration upon the satisfaction of certain conditions are considered outstanding shares and included in the computation of basic earnings per share as of the date that all necessary conditions have been satisfied. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses.

The Company’s convertible preferred shares are participating securities, as they have contractual non-forfeitable right to participate in distributions of earnings. The convertible preferred shares have no contractual obligation to fund or otherwise absorb the Company’s losses. Accordingly, any undistributed net income is allocated on a pro rata basis to ordinary shares and convertible preferred shares; whereas any undistributed net loss is allocated to ordinary shares only.

Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the convertible preferred shares, using the if-converted method, and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when the inclusion of such share would be anti-dilutive.

Recent accounting pronouncements

Recent accounting pronouncements

In November 2023, the FASB issued ASU 2023-07, which modifies the disclosure and presentation requirements of reportable segments. The new guidance requires the disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”) and included within each reported measure of segment profit and loss. In addition, the new guidance enhances interim disclosure requirements, clarifies circumstances in which an entity can disclose multiple segment measures of profit or loss, provides new segment disclosure requirements for entities with a single reportable segment, and contains other disclosure requirements. The update is effective for annual periods beginning after December 15, 2023, and interim periods within years beginning after December 15, 2024, with early adoption permitted. The Company does not expect that the adoption of ASU 2023-07 will have a material impact on its consolidated financial statements disclosures.

In December 2023, the FASB issued ASU 2023-09, Improvement to Income Tax Disclosure. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public business entities, for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. The Company is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statement.

In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40), to improve the disclosures about an entity’s expenses including more detailed information about the types of expenses in commonly presented expense captions (“ASU 2024-03”). In January 2025, the FASB issued ASU 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). At each interim and annual reporting period, entities will disclose in tabular format disaggregating information about prescribed categories underlying relevant income statement captions, as well as the total amount of selling expense and a description of the composition of its selling expense. ASU 2024-03, as clarified by ASU 2025-01, is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. The Company will adopt the amendments in this ASU for its fiscal year beginning on January 1, 2027. The Company is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statement.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.